SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Tax Assets Liabilities
Deferred tax assets	$ 58	$ 74	$ 74
Deferred tax liabilities	(52)	(67)	(100)
Deferred Tax Assets/ Liabilities	(6)	(7)	(26)
Deferred Tax Assets/ Liabilities	$ 6	$ 7	$ 26